Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 211	$ 464	$ 201
Contributions to defined contribution plans	363	311	261
Total	574	$ 775	$ 462
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	171
Contributions to defined contribution plans	361
Total	532
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	40
Contributions to defined contribution plans	2
Total	$ 42